Interests in Other Entities - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities		$ 382	$ 29
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates		24.99%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates		50.00%
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments		$ 29	1
ABSLAMC
Disclosure Of Joint Ventures And Associates [Line Items]
Decrease in ownership of joint venture	12.50%
Proceeds from issuing shares	$ 430
Before tax gain on sale of stock	362
After tax gain on sale of stock	$ 297
Proportion of ownership interest in joint venture	36.50%
OCI reclassified	$ 9
Joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets		2,185	1,802
Fair value of jointly controlled assets		2,278	1,892
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments		17	$ 17
Future rental payments to joint ventures and associates		$ 182
Rental lease term		11 years